Note 2 - The Company and Summary of Significant Accounting Policies (Tables) (USD $)	12 Months Ended
Dec. 31, 2018
Note 2 - Company And Summary Of Significant Accounting Policies Tables
Potentially dilutive securities
	December 31,
	2018	2017
Exercise of common stock warrants	1,813,053	-
Conversion of preferred stock into common stock	1,163,659	1,163,659
Conversion of convertible debentures into common stock	5,704,543	-
Exercise of common stock options	1,113	1,246
	8,682,368	1,164,905